PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Reduction to cost and accumulated depreciation of fully depreciated property, plant and equipment that are no longer in use	$ 622	$ 10,349	$ 60
Depreciation expenses	11,277	10,549	9,850
Capital losses on disposal of abandoned assets primarily attributed to office and furniture group	771	651	181
Lease gross income	5,448	5,552	5,579
Impairment of held for sale asset	$ 771	$ 651	$ 0